LEASES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Operating lease expenses	$ 339	$ 360	$ 421
Offices and Cars [Member]
Lessee, Lease, Description [Line Items]
Remaining lease term	4 years 4 months 24 days